DESCRIPTION OF PLAN - NOTES RECEIVABLE FROM PARTICIPANTS (Details) - 401K RETIREMENT SAVINGS PLAN	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024
DESCRIPTION OF PLAN
Minimum amount that participant may borrow	$ 1,000
Maximum amount that participant may borrow	$ 50,000
Percentage of maximum amount that participant may borrow	50.00%
Number of outstanding loans | loan	3
Basis spread on Wall Street Prime rate	2.00%
Minimum
DESCRIPTION OF PLAN
Interest rate	4.25%	4.25%
Maximum
DESCRIPTION OF PLAN
Interest rate	10.50%	10.50%